Lease Arrangements - Other lease information (Details) - TWD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Presentation of leases for lessee [abstract]
Expenses relating to short-term leases	$ 3,153.5	$ 5,007.1
Expenses relating to low-value asset leases	0.3	0.5
Expenses relating to variable lease payments not included in the measurement of lease liabilities	257.0	195.1
Total cash outflow for leases	$ 6,354.6	$ 7,724.4